Related Party Transactions	12 Months Ended
Dec. 31, 2022
Related party transactions [abstract]
Related Party Transactions	RELATED PARTY TRANSACTIONS
The Company’s related parties include its subsidiaries, associates, joint operation and key management personnel. The Company’s key management personnel consists of executive and non-executive directors and members of executive management.
The remuneration of the Company’s directors and other key management personnel during the years ended December 31, 2022 and 2021 were as follows:

	2022	2021
Salaries, directors’ fees and other short-term benefits	$3,555	$4,236
Share-based payments	1,268	4,985
Total key management personnel compensation	$4,823	$9,221
At December 31, 2022, $1.1 million (2021 – $2.0 million) was owed by the Company to management for accrued salaries and bonuses and reimbursement of expenses.
In April 2021, the Company issued $32.1 million of its common shares to its executives and directors as part of a private placement financing (note 18(b)).